Share-Based Payment Plans - Narrative (Details)							12 Months Ended					36 Months Ended
	Apr. 23, 2021 shares cycle	Mar. 17, 2021 cycle	Jan. 01, 2020 shares € / shares	Jan. 01, 2019 shares € / shares	Jun. 08, 2018 EUR (€) cycle	Jan. 01, 2018 shares € / shares	Dec. 31, 2022 shares employee € / shares	Dec. 31, 2021 shares € / shares	Dec. 31, 2020 shares	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2021 shares	Dec. 31, 2020 shares
FCF Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted-average payment coefficient (as a percent)							50.00%	50.00%	50.00%
Performance Share Plan 2018-2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Delivery percent (fulfillment of TSR objective, in percentage)					50.00%
Delivery percent (free cash flow generation, maximum compliance, in percentage)					50.00%
Performance Share Plan 2021-2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Delivery percent (fulfillment of TSR objective, in percentage)	50.00%
Delivery percent (free cash flow generation, maximum compliance, in percentage)	40.00%
Award vesting period	5 years
Number of independent cycles | cycle	3
Period in force of each cycle	3 years
Delivery percent (free cash flow generation, maximum compliance)	10.00%
Talent for the Future Share Plan 2018-2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Delivery percent (fulfillment of TSR objective, in percentage)							50.00%
Delivery percent (free cash flow generation, maximum compliance, in percentage)							50.00%
Award vesting period					5 years
Number of independent cycles | cycle					3
Talent for the Future Share Plan 2021-2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Delivery percent (fulfillment of TSR objective, in percentage)		50.00%
Delivery percent (free cash flow generation, maximum compliance, in percentage)		40.00%
Award vesting period		5 years
Number of independent cycles | cycle		3
Delivery percent (free cash flow generation, maximum compliance)		10.00%
Global Employee Share Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum amount of shares an employee is allowed to purchase | €					€ 1,800
Maximum number of shares an employee is allowed to purchase (in percentage)					0.38%
Number of employees registered | employee							27,518
First cycle | Performance Share Plan 2018-2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period					5 years
Number of independent cycles | cycle					3
Period in force of each cycle					3 years
Number of shares assigned (shares)						8,466,996
Number of shares outstanding (shares)									7,093,162				7,093,162
Weighted-average payment coefficient (as a percent)													50.00%
First cycle | Performance Share Plan 2018-2022 | TSR Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares assigned (EUR per share) | € / shares						€ 4.516
First cycle | Performance Share Plan 2018-2022 | FCF Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares assigned (EUR per share) | € / shares						€ 6.4631
Weighted-average payment coefficient (as a percent)									50.00%	50.00%	50.00%
First cycle | Performance Share Plan 2021-2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares assigned (shares)	19,425,499
Number of shares outstanding (shares)							18,544,534
First cycle | Performance Share Plan 2021-2025 | TSR Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares assigned (shares)							9,712,750
Number of shares outstanding (shares)							9,272,267
First cycle | Performance Share Plan 2021-2025 | FCF Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares assigned (shares)							7,770,200
Number of shares outstanding (shares)							7,417,814
First cycle | Talent for the Future Share Plan 2018-2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares assigned (shares)						787,500
Number of shares outstanding (shares)									691,750				691,750
First cycle | Talent for the Future Share Plan 2018-2022 | TSR Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares assigned (EUR per share) | € / shares						€ 4.516
First cycle | Talent for the Future Share Plan 2018-2022 | FCF Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares assigned (EUR per share) | € / shares						€ 6.4631
Weighted-average payment coefficient (as a percent)									50.00%	50.00%	50.00%
First cycle | Talent for the Future Share Plan 2021-2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares assigned (shares)							1,751,500
Number of shares outstanding (shares)							1,659,500
First cycle | Talent for the Future Share Plan 2021-2025 | TSR Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares assigned (shares)							875,750
Number of shares outstanding (shares)							829,750
First cycle | Talent for the Future Share Plan 2021-2025 | FCF Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares assigned (shares)							700,600
Number of shares outstanding (shares)							663,800
Second Cycle | Performance Share Plan 2018-2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares assigned (shares)								9,471,489
Number of shares outstanding (shares)								7,494,896				7,494,896
Weighted-average payment coefficient (as a percent)												50.00%
Second Cycle | Performance Share Plan 2018-2022 | TSR Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares assigned (EUR per share) | € / shares								€ 4.4394
Second Cycle | Performance Share Plan 2018-2022 | FCF Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares assigned (EUR per share) | € / shares								€ 6.1436
Weighted-average payment coefficient (as a percent)								50.00%	50.00%	50.00%
Second Cycle | Performance Share Plan 2021-2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares assigned (shares)							15,069,650
Number of shares outstanding (shares)							14,969,799
Second Cycle | Performance Share Plan 2021-2025 | TSR Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares assigned (shares)							7,534,825
Number of shares outstanding (shares)							7,484,899
Second Cycle | Performance Share Plan 2021-2025 | FCF Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares assigned (shares)							6,027,860
Number of shares outstanding (shares)							5,987,920
Second Cycle | Talent for the Future Share Plan 2018-2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares assigned (shares)				812,000
Number of shares outstanding (shares)								690,750				690,750
Second Cycle | Talent for the Future Share Plan 2018-2022 | TSR Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares assigned (EUR per share) | € / shares				€ 4.4394
Second Cycle | Talent for the Future Share Plan 2018-2022 | FCF Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares assigned (EUR per share) | € / shares				€ 6.1436
Weighted-average payment coefficient (as a percent)								50.00%	50.00%	50.00%
Second Cycle | Talent for the Future Share Plan 2021-2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares assigned (shares)							1,646,500
Number of shares outstanding (shares)							1,611,000
Second Cycle | Talent for the Future Share Plan 2021-2025 | TSR Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares assigned (shares)							823,250
Number of shares outstanding (shares)							805,500
Second Cycle | Talent for the Future Share Plan 2021-2025 | FCF Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares assigned (shares)							658,600
Number of shares outstanding (shares)							644,400
Third Cycle | Performance Share Plan 2018-2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares assigned (shares)							5,346,508
Number of shares outstanding (shares)							4,595,621
Third Cycle | Performance Share Plan 2018-2022 | TSR Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares assigned (EUR per share) | € / shares							€ 1.6444
Third Cycle | Performance Share Plan 2018-2022 | FCF Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares assigned (EUR per share) | € / shares							€ 3.2136
Weighted-average payment coefficient (as a percent)							50.00%	50.00%	50.00%
Third Cycle | Talent for the Future Share Plan 2018-2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares assigned (shares)			897,400
Number of shares outstanding (shares)							761,600
Third Cycle | Talent for the Future Share Plan 2018-2022 | TSR Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares assigned (EUR per share) | € / shares			€ 1.6444
Third Cycle | Talent for the Future Share Plan 2018-2022 | FCF Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares assigned (EUR per share) | € / shares			€ 3.2136
Weighted-average payment coefficient (as a percent)							50.00%	50.00%	50.00%